UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

KL Allocation Fund

Advisor Class (GAVAX)

Institutional Class (GAVIX)

SEMI-ANNUAL REPORT

FEBRUARY 28, 2018

KL Allocation Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the KL Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.knowledgeleadersfunds.com

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 64.6%
	Consumer Discretionary – 3.8%
22,847	CJ O Shopping Co., Ltd.	$4,447,454
372,924	SACI Falabella	3,772,618
240,400	Sekisui Chemical Co., Ltd.	4,503,981
89,200	Suzuki Motor Corp.	5,088,493
		17,812,546
	Consumer Staples – 4.1%
742,564	Ambev S.A.	5,031,386
1,772,882	China Resources Beer Holdings Co., Ltd.	6,827,881
36,000	Kobayashi Pharmaceutical Co., Ltd.	2,336,540
2,499,913	Tingyi Cayman Islands Holding Corp.	5,251,609
		19,447,416
	Energy – 10.7%
41,682	Chevron Corp.	4,665,049
241,360	Empresas COPEC S.A.	3,899,442
646,600	Inpex Corp.	7,737,362
1,176,306	Kunlun Energy Co., Ltd.	1,102,429
143,524	National Oilwell Varco, Inc.	5,036,257
1,148,694	Origin Energy Ltd.*	7,970,821
152,403	Royal Dutch Shell PLC - B Shares	4,833,928
243,766	Statoil A.S.A.	5,548,483
164,005	Subsea 7 S.A.	2,435,364
139,497	Suncor Energy, Inc.	4,591,921
962,334	United Tractors Tbk P.T.	2,491,842
		50,312,898
	Financials – 3.4%
10,736	BlackRock, Inc.	5,898,680
93,152	Charles Schwab Corp.	4,938,919
49,592	State Street Corp.	5,264,191
		16,101,790
	Health Care – 4.4%
76,646	Baxter International, Inc.	5,195,832
23,291	Becton, Dickinson and Co.	5,171,068
34,602	Cochlear Ltd.	4,910,990
25,806	Waters Corp.*	5,280,940
		20,558,830
	Industrials – 9.8%
140,020	Asahi Glass Co., Ltd.	5,782,883
53,034	Dover Corp.	5,308,703
844,300	Fuji Electric Co., Ltd.	6,388,990

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
53,054	Hillenbrand, Inc.	$2,329,071
189,400	Komatsu Ltd.	6,867,668
143,900	Kurita Water Industries Ltd.	4,398,393
275,050	Sandvik AB	5,091,859
20,761	Schindler Holding A.G.	4,850,870
32,242	Stanley Black & Decker, Inc.	5,132,604
		46,151,041
	Information Technology – 6.9%
4,853	Alphabet, Inc. - Class A*	5,357,324
38,762	Dolby Laboratories, Inc. - Class A	2,502,087
122,225	FLIR Systems, Inc.	6,001,247
33,525	Intuit, Inc.	5,593,982
54,972	Microchip Technology, Inc.	4,888,660
63,148	Microsoft Corp.	5,921,388
62,165	Teradata Corp.*	2,288,915
		32,553,603
	Materials – 21.5%
398,246	Antofagasta PLC	4,734,380
43,951	BASF S.E.	4,591,386
237,355	BHP Billiton PLC	4,818,365
46,246	Carpenter Technology Corp.	2,355,771
47,005	Celanese Corp.	4,740,924
75,740	Denka Co., Ltd.	2,770,631
58,900	DIC Corp.	2,101,383
71,589	DowDuPont, Inc.	5,032,707
275,847	Gold Fields Ltd.	1,080,427
222,700	JFE Holdings, Inc.	5,119,649
263,600	JSR Corp.	6,341,975
68,051	KGHM Polska Miedz S.A.	2,065,175
15,040	LG Chem Ltd.	5,311,030
126,400	Newmont Mining Corp.	4,828,480
49,800	Nitto Denko Corp.	4,088,620
676,137	Norsk Hydro A.S.A.	4,542,968
41,526	OCI Co., Ltd.	6,264,519
335,235	OZ Minerals Ltd.	2,480,427
15,128	POSCO	5,005,511
1,061,338	PTT Global Chemical PCL	3,336,037
78,123	Rio Tinto Ltd.	4,843,462
104,200	Sumitomo Metal Mining Co., Ltd.	4,838,850
164,000	Ube Industries Ltd.	5,090,419

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Materials (Continued)
106,008	Yara International A.S.A.	$4,684,196
		101,067,292
	Total Common Stocks (Cost $248,968,928)	304,005,416

	Exchange-Traded Funds – 3.1%
11,454	ZKB Gold ETF - Class AA USD - ETF*1	14,583,622

	Total Exchange-Traded Funds (Cost $14,799,672)	14,583,622

	Mutual Funds – 3.1%
1,351,709	Sprott Physical Gold Trust*1	14,517,355

	Total Mutual Funds (Cost $14,789,667)	14,517,355

Principal Amount

	Government Bonds – 7.9%
	Australia – 4.1%
	Australia Government Bond
$12,300,000	3.250%, 10/21/2018	9,645,646
12,295,000	2.750%, 10/21/2019	9,679,120
		19,324,766
	Canada – 3.8%
	Canadian Government Bond
10,100,000	1.750%, 3/1/2019	7,885,273
12,600,000	1.750%, 9/1/2019	9,823,228
		17,708,501
	Total Government Bonds (Cost $37,746,619)	37,033,267

	U.S. Treasury Securities – 8.8%
	United States Treasury Bond
4,700,000	3.000%, 11/15/2045	4,589,846
5,200,000	2.500%, 5/15/2046	4,583,519
5,500,000	2.250%, 8/15/2046	4,587,132
	United States Treasury Inflation Indexed Bonds
9,945,740	0.750%, 2/15/2045	9,405,537
9,260,005	1.000%, 2/15/2046	9,303,249
9,497,904	0.875%, 2/15/2047	9,233,122

	Total U.S. Treasury Securities (Cost $44,528,140)	41,702,405

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 2.1%
$9,682,210	UMB Money Market Fiduciary, 0.01%[2]	$9,682,210

	Total Short-Term Investments (Cost $9,682,210)	9,682,210

	Total Investments – 89.6% (Cost $370,515,236)	421,524,275
	Other Assets in Excess of Liabilities – 10.4%	48,844,969

	Total Net Assets – 100.0%	$470,369,244

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

KL Allocation Fund

SUMMARY OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	22.1%
Japan	15.6%
South Korea	4.5%
Australia	4.3%
Norway	3.1%
Chile	2.6%
Hong Kong	1.7%
United Kingdom	1.6%
China	1.1%
Sweden	1.1%
Brazil	1.1%
Switzerland	1.0%
Netherlands	1.0%
Canada	1.0%
Germany	1.0%
Thailand	0.7%
Indonesia	0.5%
Poland	0.4%
South Africa	0.2%
Total Common Stocks	64.6%
Exchange-Traded Funds
Switzerland	3.1%
Total Exchange-Traded Funds	3.1%
Mutual Funds
Canada	3.1%
Total Mutual Funds	3.1%
Government Bonds
Australia	4.1%
Canada	3.8%
Total Government Bonds	7.9%
U.S. Treasury Securities	8.8%
Short-Term Investments	2.1%
Total Investments	89.6%
Other Assets in Excess of Liabilities	10.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 28, 2018 (Unaudited)

Assets:
Investments, at value (cost $370,515,236)	$421,524,275
Foreign currency, at value (cost $47,747,756)	47,879,454
Receivables:
Fund shares sold	530,624
Dividends and interest	1,145,930
Prepaid expenses	35,132
Total assets	471,115,415

Liabilities:
Payables:
Fund shares redeemed	244,462
Advisory fees	326,289
Shareholder servicing fees (Note 7)	56,258
Distribution fees - Advisor Class (Note 8)	9,833
Fund administration fees	41,796
Fund accounting fees	22,351
Transfer agent fees and expenses	11,109
Auditing fees	8,830
Custody fees	7,649
Trustees' deferred compensation (Note 3)	765
Trustees' fees and expenses	535
Accrued other expenses	16,294
Total liabilities	746,171

Net Assets	$470,369,244

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$411,523,804
Accumulated net investment loss	(786,661)
Accumulated net realized gain on investments and foreign currency transactions	8,488,024
Net unrealized appreciation on:
Investments	51,009,039
Foreign currency translations	135,038
Net Assets	$470,369,244

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$50,059,312
Shares of beneficial interest issued and outstanding	3,357,974
Redemption price per share	$14.91

Institutional Class Shares:
Net assets applicable to shares outstanding	$420,309,932
Shares of beneficial interest issued and outstanding	27,844,814
Redemption price per share	$15.09

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENT OF OPERATIONS

As of February 28, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $156,830)	$2,162,747
Interest	971,441
Total investment income	3,134,188

Expenses:
Advisory fees	2,146,077
Shareholder servicing fees (Note 7)	249,975
Fund administration fees	178,317
Fund accounting fees	71,368
Distribution fees - Advisor Class (Note 8)	66,464
Custody fees	55,338
Registration fees	45,516
Transfer agent fees and expenses	35,565
Shareholder reporting fees	29,846
Legal fees	16,181
Miscellaneous	13,331
Auditing fees	8,798
Chief Compliance Officer fees	6,539
Trustees' fees and expenses	4,815
Insurance fees	1,159
Net expenses	2,929,289
Net investment income	204,899

Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on:
Investments	14,656,301
Foreign currency transactions	111,938
Net realized gain	14,768,239
Net change in unrealized appreciation/depreciation on:
Investments	8,930,223
Foreign currency translations	82,294
Net change in unrealized appreciation/depreciation	9,012,517
Net realized and unrealized gain on investments and foreign currency	23,780,756

Net Increase in Net Assets from Operations	$23,985,655

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$204,899	$3,173,611
Net realized gain on investments and foreign currency transactions	14,768,239	15,519,062
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,012,517	946,140
Net increase from reimbursement by affiliate (Note 3)	-	318,760
Net increase in net assets resulting from operations	23,985,655	19,957,573

Distributions to Shareholders:
From net investment income:
Advisor Class	(128,650)	(181,401)
Institutional Class	(2,107,763)	(1,975,875)
From net realized gain:
Advisor Class	(1,499,404)	(1,989,472)
Institutional Class	(11,771,869)	(12,032,060)
Total distributions to shareholders	(15,507,686)	(16,178,808)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	2,912,360	13,384,367
Institutional Class	35,542,572	204,054,879
Reinvestment of distributions:
Advisor Class	1,614,669	2,044,769
Institutional Class	13,705,218	13,767,094
Cost of shares redeemed:
Advisor Class	(9,807,026)	(30,832,632)[1]
Institutional Class	(50,641,435)	(147,961,373)[2]
Net increase (decrease) in net assets from capital transactions	(6,673,642)	54,457,104

Total increase in net assets	1,804,327	58,235,869

Net Assets:
Beginning of period	468,564,917	410,329,048
End of period	$470,369,244	$468,564,917

Accumulated net investment income (loss)	$(786,661)	$1,244,853

Capital Share Transactions:
Shares sold:
Advisor Class	193,882	953,667
Institutional Class	2,328,220	14,299,035
Shares reinvested:
Advisor Class	110,974	152,709
Institutional Class	930,429	1,016,772
Shares redeemed:
Advisor Class	(653,848)	(2,222,951)
Institutional Class	(3,310,987)	(10,497,186)
Net increase (decrease) in capital share transactions	(401,330)	3,702,046

[1]	Net of redemption fee proceeds of $5,958.
[2]	Net of redemption fee proceeds of $1,115.

See accompanying Notes to Financial Statements.

KL Allocation Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28,	For the Year Ended August 31,
	2018
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.65	$14.55	$13.90	$13.79	$12.91	$11.83
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.06	- [2]	- [2]	- [2]	- [2]
Net realized and unrealized gain on investments	0.73	0.48	1.40	0.46	1.60	1.14
Net increase from reimbursement by affiliate (Note 3)	-	0.01	-	-	-	-
Total from investment operations	0.72	0.55	1.40	0.46	1.60	1.14

Less Distributions:
From net investment income	(0.04)	(0.04)	-	(0.03)	-	(0.03)
From net realized gain	(0.42)	(0.41)	(0.75)	(0.32)	(0.72)	(0.03)
Total distributions	(0.46)	(0.45)	(0.75)	(0.35)	(0.72)	(0.06)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$14.91	$14.65	$14.55	$13.90	$13.79	$12.91

Total return[3]	4.97%[4]	4.07%[5]	10.38%[6]	3.36%[6]	12.71%[6]	9.64%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,059	$54,312	$70,186	$28,935	$31,888	$28,318

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.45%[7]	1.45%	1.44%	1.44%	1.45%	1.53%
After fees waived and expenses absorbed/recovered	1.45%[7]	1.45%	1.45%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.14)%[7]	0.46%	0.03%	0.06%	0.05%	(0.02)%
After fees waived and expenses absorbed/recovered	(0.14)%[7]	0.46%	0.02%	0.00%	0.00%	0.01%
Portfolio turnover rate	34%[4]	117%	104%	133%	66%	89%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Payment by affiliate had 0.08% impact to the total return.
[6]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.
[7]	Annualized.

See accompanying Notes to Financial Statements.

KL Allocation Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28,	For the Year Ended August 31,
	2018
	(Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.85	$14.74	$14.04	$13.93	$13.00	$11.91
Income from Investment Operations:
Net investment income[1]	0.01	0.10	0.04	0.04	0.03	0.03
Net realized and unrealized gain on investments	0.73	0.48	1.41	0.46	1.62	1.14
Net increase from reimbursement by affiliate (Note 3)	-	0.01	-	-	-	-
Total from investment operations	0.74	0.59	1.45	0.50	1.65	1.17

Less Distributions:
From net investment income	(0.08)	(0.07)	-	(0.07)	-	(0.05)
From net realized gain	(0.42)	(0.41)	(0.75)	(0.32)	(0.72)	(0.03)
Total distributions	(0.50)	(0.48)	(0.75)	(0.39)	(0.72)	(0.08)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$15.09	$14.85	$14.74	$14.04	$13.93	$13.00

Total return[3]	5.03%[4]	4.31%[5]	10.64%[6]	3.59%[6]	13.02%[6]	9.85%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$420,310	$414,253	$340,143	$165,031	$159,120	$131,813

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.20%[7]	1.20%	1.19%	1.19%	1.20%	1.28%
After fees waived and expenses absorbed/recovered	1.20%[7]	1.20%	1.20%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	0.11%[7]	0.71%	0.28%	0.31%	0.30%	0.23%
After fees waived and expenses absorbed/recovered	0.11%[7]	0.71%	0.27%	0.25%	0.25%	0.26%
Portfolio turnover rate	34%[4]	117%	104%	133%	66%	89%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Payment by affiliate had 0.07% impact to the total return.
[6]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.
[7]	Annualized.

See accompanying Notes to Financial Statements.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 2, 2017 the Fund was known as Gavekal KL Allocation Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2018 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended August 31, 2014-2017 and as of and during the six months ended February 28, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until December 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended February 28, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2018 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2018, are reported on the Statement of Operations.

During the year ended August 31, 2017, the Advisor voluntarily reimbursed the Fund $318,760 for commissions on investment transactions. This amount is reported on the Fund’s Statement of Changes under the caption “Reimbursement by affiliate”. This reimbursement had a positive 0.08% and 0.07% impact on the one year total return for the Advisor Class and the Institutional Class, respectively, for the year ended August 31, 2017.

Note 4 – Federal Income Taxes

At February 28, 2018, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$370,515,236

Gross unrealized appreciation	$59,082,651
Gross unrealized depreciation	(8,073,612)
Net unrealized appreciation on investments	$51,009,039

As of August 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,249,138
Undistributed long-term capital gains	13,266,569
Tax distributable earnings	14,515,707

Accumulated capital and other losses	(6,376,270)

Net unrealized appreciation on investments	42,175,290
Net unrealized appreciation on foreign currency translations	52,744

Total accumulated earnings	$50,367,471

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2018 (Unaudited)

The tax character of distributions paid during the fiscal years ended August 31, 2017 and 2016 were as follows:

	2017	2016
Distributions paid from :
Ordinary income	$4,568,499	$-
Net long-term capital gains	11,610,309	11,094,817
Total distributions paid	$16,178,808	$11,094,817

Note 5 – Redemption Fee

For a portion of the fiscal year ended August 31, 2017, the Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase, and received $7,073 in redemption fees. Effective September 30, 2016, the Fund no longer imposes the redemption fee.

Note 6 – Investment Transactions

For the six months ended February 28, 2018, purchases and sales of investments, excluding short-term investments, were $147,828,634 and $200,913,298, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 28, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Advisor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended February 28, 2018, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$8,220,072	$9,592,474	$-	$17,812,546
Consumer Staples	10,282,995	9,164,421	-	19,447,416
Energy	20,684,511	29,628,387	-	50,312,898
Financials	16,101,790	-	-	16,101,790
Health Care	15,647,840	4,910,990	-	20,558,830
Industrials	12,770,378	33,380,663	-	46,151,041
Information Technology	32,553,603	-	-	32,553,603
Materials	16,957,882	84,109,410	-	101,067,292
Exchange-Traded Funds	-	14,583,622	-	14,583,622
Mutual Funds	14,517,355	-	-	14,517,355
Government Bonds	-	37,033,267	-	37,033,267
U.S. Treasury Securities	-	41,702,405	-	41,702,405

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2018 (Unaudited)

	Level 1	Level 2*	Level 3**	Total
Short-Term Investments	9,682,210	-	-	9,682,210
Total Investments	$157,418,636	$264,105,639	$-	$421,524,275

*	In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $185,369,967 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Fund. For the six months ended February 28, 2018, the Fund did not enter into forward contracts.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

KL Allocation Fund

EXPENSE EXAMPLE

For the Six Months Ended February 28, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/17	2/28/18	9/1/17 – 2/28/18
Advisor Class	Actual Performance	$ 1,000.00	$ 1,049.70	$ 7.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.60	7.26
Institutional Class	Actual Performance	1,000.00	1,050.30	6.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% and 1.20% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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KL Allocation Fund

A series of Investment Managers Series Trust

Investment Advisor

Knowledge Leaders Capital, LLC

370 17th Street, Suite 4930

Denver, Colorado 80202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
KL Allocation Fund - Advisor Class	GAVAX	461 418 667
KL Allocation Fund - Institutional Class	GAVIX	461 418 659

Privacy Principles of the KL Allocation Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the KL Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 998-9890.

KL Allocation Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	5/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	5/09/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	5/09/2018